EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents the calculation of basic and diluted earnings per share:

	Years Ended December 31,
(In millions, except per share data)	2013	2012	2011
Basic earnings per share:
Weighted-average shares outstanding	202.4	203.6	204.3
Net earnings attributable to shareholders	$683.8	$580.4	$456.7
Dividends and undistributed earnings attributable to unvested shares	(1.3)	(1.3)	(1.3)
Net earnings attributable to shareholders used for basic earnings per share calculation	$682.5	$579.1	$455.4
Net earnings attributable to shareholders per share	$3.37	$2.84	$2.23
Diluted earnings per share:
Weighted-average shares outstanding	202.4	203.6	204.3
Incremental shares outstanding assuming the exercise/vesting of dilutive stock options/performance shares	0.7	0.7	0.7
Weighted-average shares — diluted	203.1	204.3	205.0
Net earnings attributable to shareholders	$683.8	$580.4	$456.7
Dividends and undistributed earnings attributable to unvested shares	(1.3)	(1.3)	(1.3)
Net earnings attributable to shareholders used for diluted earnings per share calculation	$682.5	$579.1	$455.4
Net earnings attributable to shareholders per share	$3.36	$2.83	$2.22